Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per ordinary share - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Numerator: Earnings allocable to Class A ordinary subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 1,671	$ 280,159	$ 30,072	$ 427,950
Net income allocable to Class A ordinary shares subject to possible redemption			$ 30,072	$ 427,950
Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in Shares)			6,460,450	6,932,496
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share)			$ 0.00	$ 0.06
Numerator: Net Loss minus Net Earnings
Net loss	930,716	4,741,806	$ (534,344)	$ (109,449)
Less: Net income allocable to Class A ordinary shares subject to possible redemption	(1,671)	(441,824)	(30,072)	(427,950)
Non-Redeemable Net Loss	$ 929,045	$ 4,299,982	$ (564,416)	$ (537,399)
Denominator: Weighted Average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares (in Shares)	3,495,705	3,441,987	2,112,827	3,200,004
Basic and diluted net loss per share, Non-redeemable ordinary shares (in Dollars per share)	$ 0.27	$ 1.25	$ (0.27)	$ (0.17)